Segment Information - Schedule of Revenue by Segments (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Segment Reporting [Line Items]
Revenue	¥ 10,725,321	$ 1,580,716	¥ 7,673,997
Cost of revenue and related tax	(9,693,101)	(1,428,586)	(6,152,154)
Gross profit (loss)	1,032,220	152,130	1,521,843
Net loss	(13,567,087)	$ (1,999,530)	(8,900,095)
IT related solution services [Member]
Segment Reporting [Line Items]
Revenue	5,022,869		2,716,933
Cost of revenue and related tax	(6,423,019)		(2,476,181)
Gross profit (loss)	(1,400,150)		240,752
Net loss	(9,284,794)		(1,839,227)
Educational content service and other services [Member]
Segment Reporting [Line Items]
Revenue	5,702,452		4,957,064
Cost of revenue and related tax	(3,270,082)		(3,675,973)
Gross profit (loss)	2,432,360		1,281,091
Net loss	¥ (4,282,293)		¥ (7,060,868)